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| SEC FILE NUMBER |
 | 0-22286 |
 | CUSIP NUMBER |
| M8737E108 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one): [ ] Form 10-K [X] Form 20-F [ ] Form 11-K [ ] Form 10-Q Form
[ ] 10-D [ ] Form N-SAR [ ]Form N-CSR

For Period Ended: December 31, 2009

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION

Taro Pharmaceutical Industries Ltd.

Full Name of Registrant

Former Name if Applicable

14 Hakitor Street

Address of Principal Executive Office (Street and Number)

Haifa Bay 26110, Israel

City, State and Zip Code

PART II -- RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[ ]	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Taro Pharmaceutical Industries Ltd. (the "Company") is unable to timely file its annual report on Form 20-F for the fiscal year ended December 31, 2009 without unreasonable effort and expense because the Company has been unable to complete the audits of its financial statements for the years ended December 31, 2007 and December 31, 2008.  On April 13, 2010, the Company filed its annual report on Form 20-F for the fiscal year ended December 31, 2006, which included a restatement of its 2004 and 2005 financial statements.  At an Extraordinary General Meeting of Shareholders held on May 21, 2010, the Company's shareholders terminated the appointment of Kost Forer Gabbay and Kasierer, a member of Ernst & Young Global as the Company's independent auditors and appointed Ziv Haft, Certified Public Accountants (Israel), a BDO member firm, in their place.  The Company is working diligently with its new outside auditors to complete the audit of its financial statements for 2007.  After finalization of the 2007 financial statements, the Company will turn its attention to completing the audits for its 2008 and 2009 financial statements.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Ron Kolker	914	345-9000 ext. 6361
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ ] Yes [X] No

As discussed above, the Company continues to be unable to file its annual reports on Form 20-F for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[X ]Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As previously announced, the Company expects to report net sales of approximately $360.5 million and net income of approximately $44.1 million for the year ended December 31, 2009 compared to estimated net sales of approximately $336.7 million and net income of approximately $44.4 million for the year ended December 31, 2008.  These estimates are subject to possible change resulting from further review by the Company and audit by the Company’s outside auditors of the Company’s financial statements for 2009 and prior years as the Company seeks to become current with its Form 20-F filing obligations.

Taro Pharmaceutical Industries Ltd.
 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 30, 2010	By:	/s/ Ron Kolker
Name: Ron Kolker
Title: Senior Vice President, Chief
Financial Officer

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (See 18 U.S.C. 1001)